Employee Benefits - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense [abstract]
Defined contribution retirement plan	₺ 95,366	₺ 109,007	₺ 152,990
Expense from share-based payments	₺ 1,388,603	₺ 290,398